RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 8,532	$ 19,292
SFL
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	4,265	4,652
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	2,647	726
Golden Ocean
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	178	11,147
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	11	8
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	516	455
TFG Marine
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	227	1,117
Avance Gas
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	560	1,080
Other related parties
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 128	$ 107